FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period			$ 19	$ 262
Total (losses) gains
Included in other comprehensive income (loss)			8	7
Balance at end of period			27	19
Changes in unrealized losses relating to assets at the end of the period, included in other comprehensive income (loss)	24		(8)	(7)
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	(5)	27	19
Transfer out of Level 3		(27)
Total (losses) gains
Included in other comprehensive income (loss)	24		8	7
Balance at end of period	$ 19		$ 27	$ 19